Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for Raju Mohan, Ph.D., our principal executive officer (“PEO”), and the average compensation for our named executive officers other than our PEO
(“non-PEO
NEOs”) for fiscal years 2023 and 2022 (each a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our PEO and
Non-PEO
NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return and our net income.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(4)	Total Shareholder Return ($) (5)	Net Loss ($ Millions) (6)
2023	9,411,949	(24,743,458)	3,976,450	(7,474,376)	12.44	(193.0)
2022	3,979,592	28,682,258	4,640,423	15,693,249	165.11	(108.4)

(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022
Summary Compensation Table Total for PEO ($)	9,411,949	3,979,592
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(8,506,656)	(2,989,600)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	1,314,771	8,430,258
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(23,729,772)	12,912,298
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	1,266,017	1,321,412
Plus Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(4,499,767)	5,028,298
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	—
Compensation Actually Paid to PEO ($)	(24,743,458)	28,682,258

(2)
For purposes of the adjustments to determine “compensation actually paid,” we computed equity values in accordance with FASB ASC Topic 718. A Black-Scholes option pricing model was used in the calculation of the estimated fair value of stock options. This is consistent with the methodology utilized to estimate the grant date fair value of stock option awards granted to employees as set forth in Note 8 to our consolidated financial statements for the year ended December 31, 2023, included in our Annual Report on Form
10-K
for the year ended December 31, 2023. Stock option valuations for 2023 and 2022 assumed an expected life between
4.3
–
6.5
years, a risk-free interest rate between
1.2
%—
4.9
% and an expected dividend yield of
0
%. For stock option valuations for 2023 and 2022, expected volatility ranged from
93.8
%—
101.2
% to align with the updated group of peer companies identified by the compensation committee as of December 31, 2023.

(3)
This figure is the average of the summary compensation table total compensation for the non-CEO
NEOs in each listed year. The
non-PEO
NEOs for the fiscal 2023 year are Christopher Krueger, John Nuss, and William J. Sandborn and the
non-PEO
NEOS for the fiscal 2022 year were John Nuss, and William J. Sandborn.

(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022
Average Summary Compensation Table Total for Non-PEO NEOs ($)	3,976,450	4,640,423
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(3,251,417)	(3,875,800)
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	382,966	11,600,646
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(8,499,540)	2,239,728
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	501,073	258,926
Plus Non-PEO NEO Average Year over Year Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(583,908)	829,326
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	—
Average Compensation Actually Paid to Non-PEO NEOs ($)	(7,474,376)	15,693,249

(5)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2021 and reinvesting all dividends until the last day of each reported fiscal year.

(6)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

Named Executive Officers, Footnote
(3)
This figure is the average of the summary compensation table total compensation for the non-CEO
NEOs in each listed year. The
non-PEO
NEOs for the fiscal 2023 year are Christopher Krueger, John Nuss, and William J. Sandborn and the
non-PEO
NEOS for the fiscal 2022 year were John Nuss, and William J. Sandborn.

PEO Total Compensation Amount	$ 9,411,949	$ 3,979,592
PEO Actually Paid Compensation Amount	$ (24,743,458)	28,682,258
Adjustment To PEO Compensation, Footnote
(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022
Summary Compensation Table Total for PEO ($)	9,411,949	3,979,592
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(8,506,656)	(2,989,600)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	1,314,771	8,430,258
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(23,729,772)	12,912,298
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	1,266,017	1,321,412
Plus Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(4,499,767)	5,028,298
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	—
Compensation Actually Paid to PEO ($)	(24,743,458)	28,682,258

(2)
For purposes of the adjustments to determine “compensation actually paid,” we computed equity values in accordance with FASB ASC Topic 718. A Black-Scholes option pricing model was used in the calculation of the estimated fair value of stock options. This is consistent with the methodology utilized to estimate the grant date fair value of stock option awards granted to employees as set forth in Note 8 to our consolidated financial statements for the year ended December 31, 2023, included in our Annual Report on Form
10-K
for the year ended December 31, 2023. Stock option valuations for 2023 and 2022 assumed an expected life between
4.3
–
6.5
years, a risk-free interest rate between
1.2
%—
4.9
% and an expected dividend yield of
0
%. For stock option valuations for 2023 and 2022, expected volatility ranged from
93.8
%—
101.2
% to align with the updated group of peer companies identified by the compensation committee as of December 31, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 3,976,450	4,640,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ (7,474,376)	15,693,249
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022
Average Summary Compensation Table Total for Non-PEO NEOs ($)	3,976,450	4,640,423
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(3,251,417)	(3,875,800)
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	382,966	11,600,646
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(8,499,540)	2,239,728
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	501,073	258,926
Plus Non-PEO NEO Average Year over Year Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(583,908)	829,326
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	—
Average Compensation Actually Paid to Non-PEO NEOs ($)	(7,474,376)	15,693,249

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 12.44	165.11
Net Income (Loss)	$ (193,000,000)	(108,400,000)
PEO Name	Raju Mohan
PEO | Fair Value Of Equity Awards In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,506,656)	(2,989,600)
PEO | Fair Value Of Equity Awards Granted During Year That Are Outstanding And Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,314,771	8,430,258
PEO | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,729,772)	12,912,298
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,266,017	1,321,412
PEO | Fair Value Between The Vesting Date And The End Of The Prior Year Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,499,767)	5,028,298
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Fair Value Of Equity Awards In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,251,417)	(3,875,800)
Non-PEO NEO | Fair Value Of Equity Awards Granted During Year That Are Outstanding And Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,966	11,600,646
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,499,540)	2,239,728
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,073	258,926
Non-PEO NEO | Fair Value Between The Vesting Date And The End Of The Prior Year Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(583,908)	829,326
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0